Legal proceedings and regulatory matters	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters

13	Legal proceedings and regulatory matters
HSBC is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, HSBC considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1 of the Annual Report and Accounts 2022. While the outcomes of legal proceedings and regulatory matters are inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 30 June 2023 (see Note 11). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent that doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Various non-US HSBC companies provided custodial, administration and similar services to a number of funds incorporated outside the US whose assets were invested with Bernard L. Madoff Investment Securities LLC (‘Madoff Securities’). Based on information provided by Madoff Securities as at 30 November 2008, the purported aggregate value of these funds was $8.4bn, including fictitious profits reported by Madoff. Based on information available to HSBC, the funds’ actual transfers to Madoff Securities minus their actual withdrawals from Madoff Securities during the time HSBC serviced the funds are estimated to have totalled approximately $4bn. Various HSBC companies have been named as defendants in lawsuits arising out of Madoff Securities’ fraud.
US litigation: The Madoff Securities Trustee has brought lawsuits against various HSBC companies and others, seeking recovery of transfers from Madoff Securities to HSBC in an amount not specified, and these lawsuits remain pending in the US Bankruptcy Court for the Southern District of New York (the ‘US Bankruptcy Court’).
Certain Fairfield entities (together, ‘Fairfield’) (in liquidation since July 2009) have brought a lawsuit in the US against fund shareholders, including HSBC companies that acted as nominees for clients, seeking restitution of redemption payments. In August 2022, the US District Court for the Southern District of New York affirmed earlier decisions by the US Bankruptcy Court that dismissed the majority of the liquidators’ claims (against most of the HSBC companies). In September 2022, the remaining defendants before the US Bankruptcy Court sought leave to appeal and the liquidators filed appeals to the US Court of Appeals for the Second Circuit, which are currently pending. Meanwhile, proceedings before the US Bankruptcy Court with respect to the remaining claims are ongoing.
UK litigation: The Madoff Securities Trustee has filed a claim against various HSBC companies in the High Court of England and Wales, seeking recovery of transfers from Madoff Securities to HSBC. The claim has not yet been served and the amount claimed has not been specified.
Cayman Islands litigation: In February 2013, Primeo Fund (‘Primeo’) (in liquidation since April 2009) brought an action against HSBC Securities Services Luxembourg (‘HSSL’) and Bank of Bermuda (Cayman) Limited (now known as HSBC Cayman Limited), alleging breach of contract and breach of fiduciary duty and claiming monetary damages. Following dismissal of Primeo’s action by the lower and appellate courts in the Cayman Islands, in 2019, Primeo appealed to the UK Privy Council. During 2021, the UK Privy Council held two separate hearings in connection with Primeo’s appeal. Judgment was given against HSBC in respect of the first hearing and judgment is pending in respect of the second hearing.
Luxembourg litigation: In April 2009, Herald Fund SPC (‘Herald’) (in liquidation since July 2013) brought an action against HSSL before the Luxembourg District Court, seeking restitution of cash and securities that Herald purportedly lost because of Madoff Securities’ fraud, or money damages. The Luxembourg District Court dismissed Herald’s securities restitution claim, but reserved Herald’s cash restitution and money damages claims. Herald has appealed this judgment to the Luxembourg Court of Appeal, where the matter is pending. In late 2018, Herald brought additional claims against HSSL and HSBC Bank plc before the Luxembourg District Court, seeking further restitution and damages.
In October 2009, Alpha Prime Fund Limited (‘Alpha Prime’) brought an action against HSSL before the Luxembourg District Court, seeking the restitution of securities, or the cash equivalent, or money damages. In December 2018, Alpha Prime brought additional claims seeking damages against various HSBC companies. These matters are currently pending before the Luxembourg District Court.
In December 2014, Senator Fund SPC (‘Senator’) brought an action against HSSL before the Luxembourg District Court, seeking restitution of securities, or the cash equivalent, or money damages. In April 2015, Senator commenced a separate action against the Luxembourg branch of HSBC Bank plc asserting identical claims. In December 2018, Senator brought additional claims against HSSL and HSBC Bank plc Luxembourg branch, seeking restitution of Senator’s securities or money damages. These matters are currently pending before the Luxembourg District Court.
There are many factors that may affect the range of possible outcomes, and any resulting financial impact, of the various Madoff-related proceedings described above, including but not limited to the multiple jurisdictions in which the proceedings have been brought. Based upon the information currently available, management’s estimate of the possible aggregate damages that might arise as a result of all claims in the various Madoff-related proceedings is around $600m, excluding costs and interest. Due to uncertainties and limitations of this estimate, any possible damages that might ultimately arise could differ significantly from this amount.
Anti-money laundering and sanctions-related matters
Since November 2014, a number of lawsuits have been filed in federal courts in the US against various HSBC companies and others on behalf of plaintiffs who are, or are related to, victims of terrorist attacks in the Middle East. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act. Nine actions remain pending in federal courts and HSBC’s motions to dismiss have been granted in five of these cases. In September 2022 and January 2023, respectively, the appellate courts affirmed the dismissals of two of the cases, and the plaintiffs are seeking review of these decisions by the US Supreme Court. The dismissals in the other cases are subject to appeal. The four remaining actions are at an early stage.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Interbank offered rates investigation and litigation
Euro interest rate derivatives: In December 2016, the European Commission (‘EC’) issued a decision finding that HSBC, among other banks, engaged in anti-competitive practices in connection with the pricing of euro interest rate derivatives, and the EC imposed a fine on HSBC based on a one-month infringement in 2007. The fine was annulled in 2019 and a lower fine was imposed in 2021. In January 2023, the European Court of Justice dismissed an appeal by HSBC and upheld the EC’s findings on HSBC’s liability. A separate appeal by HSBC concerning the amount of the fine remains pending before the General Court of the European Union.
US dollar Libor: Beginning in 2011, HSBC and other panel banks have been named as defendants in a number of private lawsuits filed in federal and state courts in the US with respect to the setting of US dollar Libor. The complaints assert claims under various US federal and state laws, including antitrust and racketeering laws and the Commodity Exchange Act (‘US CEA’). The lawsuits include individual and putative class actions, most of which have been transferred and/or consolidated for pre-trial purposes before the US District Court for the Southern District of New York. HSBC has reached class settlements with five groups of plaintiffs, and the court has approved these settlements. HSBC has also resolved several of the individual actions, although a number of other US dollar Libor-related actions remain pending.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Foreign exchange-related investigations and litigation
In December 2016, Brazil’s Administrative Council of Economic Defense initiated an investigation into the onshore foreign exchange market and identified a number of banks, including HSBC, as subjects of its investigation, which remains ongoing.
In June 2020, the Competition Commission of South Africa, having initially referred a complaint for proceedings before the South African Competition Tribunal in February 2017, filed a revised complaint against 28 financial institutions, including HSBC Bank plc and HSBC Bank USA N.A. (‘HSBC Bank USA’), for alleged anti-competitive behaviour in the South African foreign exchange market. In March 2023, HSBC Bank plc’s and HSBC Bank USA’s applications to dismiss the revised complaint were denied and, in April 2023, HSBC Bank plc and HSBC Bank USA appealed the decision to the South African Competition Appeal Court.
Beginning in 2013, various HSBC companies and other banks have been named as defendants in a number of putative class actions filed in, or transferred to, the US District Court for the Southern District of New York arising from allegations that the defendants conspired to manipulate foreign exchange rates. HSBC has reached class settlements with two groups of plaintiffs, including direct and indirect purchasers of foreign exchange products, and the court has granted final approval of these settlements. A putative class action by a group of retail customers of foreign exchange products remains pending.
In 2018, complaints alleging foreign exchange-related misconduct were filed in the US District Court for the Southern District of New York and the High Court of England and Wales against HSBC and other defendants by certain plaintiffs that opted out of the direct purchaser class action settlement in the US. HSBC has reached a settlement with the plaintiffs to resolve these claims. These matters are now closed. In January 2023, HSBC reached a settlement-in-principle with plaintiffs in Israel to resolve a class action filed in the local courts alleging foreign exchange-related misconduct. The settlement remains subject to the negotiation of definitive documentation and court approval. Lawsuits alleging foreign exchange-related misconduct remain pending against HSBC and other banks in courts in Brazil. It is possible that additional civil actions will be initiated against HSBC in relation to its historical foreign exchange activities.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of the pending matters, which could be significant.
Precious metals fix-related litigation
Gold: Since 2015, numerous putative class actions have been filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs allege that, among other things, from January 2004 to March 2014, the defendants conspired to manipulate the price of gold and gold derivatives in violation of the Canadian Competition Act and common law. These actions are ongoing.
Silver: HSBC and other members of The London Silver Market Fixing Limited are defending a class action pending in the US District Court for the Southern District of New York alleging that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the US CEA and New York state law. In May 2023, the court granted the defendants’ motion to dismiss. The plaintiffs have appealed the dismissal, and this appeal remains pending.
In April 2016, two putative class actions were filed in the Ontario and Quebec Superior Courts of Justice against various HSBC companies and other financial institutions. The plaintiffs in both actions allege that, from January 1999 to August 2014, the defendants conspired to manipulate the price of silver and silver derivatives in violation of the Canadian Competition Act and common law. These actions are ongoing.
Platinum and palladium: HSBC and other members of The London Platinum and Palladium Fixing Company Limited are defending a class action pending in the US District Court for the Southern District of New York alleging that, from January 2008 to November 2014, the defendants conspired to manipulate the price of platinum group metals and related financial products for their collective benefit in violation of US antitrust laws and the US CEA. In February 2023, the court reversed an earlier dismissal of the plaintiffs’ third amended complaint, and this matter is proceeding.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Gilts trading investigation and litigation
Since 2018, the UK Competition and Markets Authority (‘CMA’) has been investigating HSBC and four other banks for suspected anti-competitive conduct in relation to the historical trading of gilts and related derivatives. In May 2023, the CMA announced its case against HSBC Bank plc and HSBC Holdings, and both HSBC companies are contesting the CMA’s allegations.
In June 2023, HSBC Bank plc and HSBC Securities (USA) Inc., among other banks, were named as defendants in a putative class action filed in the US District Court for the Southern District of New York by plaintiffs alleging anti-competitive conduct in the gilts market. This matter is at an early stage. It is possible that additional civil actions will be initiated against HSBC in relation to its historical gilts trading activities.
Based on the facts currently known, it is not practicable at this time for HSBC to predict the resolution of these matters, including the timing or any possible impact on HSBC, which could be significant.
Other regulatory investigations, reviews and litigation
HSBC Holdings and/or certain of its affiliates are subject to a number of other investigations and reviews by various regulators and competition and law enforcement authorities, as well as litigation, in connection with various matters relating to the firm’s businesses and operations, including:
–an investigation by the PRA in connection with depositor protection arrangements in the UK;
–an investigation by the FCA in connection with collections and recoveries operations in the UK;
–investigations by prosecuting authorities in Germany and France in connection with the dividend withholding tax treatment of certain trading activities;
–an investigation by the US Commodity Futures Trading Commission (‘CFTC’) regarding interest rate swap transactions related to bond issuances, among other things. HSBC has reached a settlement with the CFTC to resolve this investigation, and this matter is now closed;
–investigations by the CFTC and the US Securities and Exchange Commission (‘SEC‘) concerning compliance with records preservation requirements relating to the use of unapproved electronic messaging platforms for business communications. HSBC has reached settlements with the CFTC and SEC to resolve these investigations, and these matters are now closed;
–investigations by tax administration, regulatory and law enforcement authorities in various countries in connection with allegations of tax evasion or tax fraud, money laundering and unlawful cross-border banking solicitation;
–a lawsuit brought in the US District Court for the Northern District of California, by First-Citizens Bank & Trust Company (‘First Citizens’) against various HSBC companies and seven HSBC US employees who had previously worked for Silicon Valley Bank (‘SVB’) alleging, among other things, that HSBC conspired with the individual defendants to solicit employees from First Citizens and that the individual defendants took confidential information belonging to SVB and/or First Citizens;
–litigation brought against various HSBC companies in New York State court relating to residential mortgage-backed securities, based primarily on (a) claims brought against HSBC Bank USA in connection with its role as trustee on behalf of various securitisation trusts; and (b) claims against several HSBC companies seeking to have the defendants repurchase various mortgage loans;
–a putative class action brought in the US District Court for the Southern District of New York relating to the Mexican government bond market;
–claims issued by two separate investor groups against HSBC UK Bank plc (as successor to HSBC Private Bank (UK) Limited (‘PBGB’)) in the High Court of England and Wales in connection with PBGB’s role in the development of Eclipse film finance schemes; and
–two group actions pending in federal courts in the US and a claim issued in the High Court of England and Wales in connection with HSBC Bank plc’s role as a correspondent bank to Stanford International Bank Ltd from 2003 to 2009. HSBC Bank plc has reached settlements with the plaintiffs in the US and UK to resolve these claims. The US settlement is subject to court approval and the UK settlement has concluded.
There are many factors that may affect the range of outcomes, and the resulting financial impact, of the pending matters, which could be significant.